Finance debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Principal	$ 31,703	$ 36,557
Interest	24,815	30,557
Total	56,518	$ 67,114
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	3,106
Interest	1,928
Total	5,034
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	4,061
Interest	1,748
Total	5,809
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	3,173
Interest	1,441
Total	4,614
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,665
Interest	1,282
Total	3,947
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	2,657
Interest	1,068
Total	3,725
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	16,041
Interest	17,348
Total	$ 33,389